Real Estate Investment Assets	12 Months Ended
Dec. 31, 2023
Real Estate [Abstract]
Real Estate Investment Assets

4. Real Estate Investment Assets

During June 2020, we acquired four lots from a borrower in exchange for the transfer of loans secured by those lots. We extinguished the principal balance for the loans on the lots in the amount of $640 and in addition, paid a $500 management fee for the development of homes on the lots. The management fee was paid through reducing the principal balance on a current loan receivable with the borrower. Two of the four homes sold during 2022 and the remaining two sold in 2023.

During October 2023, the Company acquired two properties to construct houses on each lot. Once the properties are fully developed and sold the use of proceeds from the sale will first apply to the land, building, furniture and interest costs to the Company and a portion of the remaining funds will be distributed as a management fee for the development of the homes.

The following table is a roll forward of real estate investment assets:

	December 31, 2023	December 31, 2022

Beginning balance	$660	$1,651
Deposits from real estate investments	-	(1,570)
Gain on sale of real estate investments	10	-
Proceeds from the sale of real estate investments	(2,131)	(1,647)
Additions for construction, land and development	1,896	2,226
Ending balance	$435	$660